Condensed Financial Information of the Parent Company	12 Months Ended
Dec. 31, 2018
Condensed Financial Information Of Parent Company Only Disclosure [Abstract]
Condensed Financial Information of the Parent Company
24.	Condensed Financial Information of the Parent Company

Balance Sheets

	December 31,
	2018	2017
ASSETS
Current assets
Cash and cash equivalents	$85,049	$2,140
Prepaid expenses and other receivables	1,338	478
Amount due from subsidiaries	82,581	71,097
Dividend receivables	3,195	21,280
Total current assets	172,163	94,995
Investment in subsidiaries	99,485	72,046
Total assets	$271,648	$167,041
LIABILITIES AND EQUITY
Current liabilities
Accrued expenses and other payables	$1,667	$1,943
Amount due to subsidiaries	16,548	13,946
Total current liabilities	18,215	15,889
Total liabilities	$18,215	$15,889
EQUITY
Preferred stock	—	—
Authorized 50,000,000 shares at par value of $0.001 each
Issued and outstanding: nil
Common stock	71	57
Authorized: 100,000,000 shares at par value of $0.001 each
Issued and outstanding: 71,139,402 (2017 –57,281,861)
Additional paid-in capital	204,998	115,339
Accumulated other comprehensive income (loss)	(2,099)	7,075
Retained earnings	50,463	28,681
Total shareholders' equity	253,433	151,152
Total liabilities and equity	$271,648	$167,041

Statements of Comprehensive Income (Loss)

	For the year ended December 31
	2018	2017	2016
Selling, general and administrative expenses	15,615	4,267	5,434
Total operating expenses	15,615	4,267	5,434
Loss from operations	(15,615)	(4,267)	(5,434)
Other expenses	(13)	—	—
Interest income	798	145	382
Equity earnings of subsidiaries, net of tax	36,612	29,929	2,118
Gain on disposal of subsidiary	—	—	2,338
Net income (loss)	21,782	25,807	(596)
Foreign currency translation adjustments	(9,174)	6,907	(8,014)
Total comprehensive income (loss)	$12,608	$32,714	$(8,610)

Statements of Cash Flows

	For the year ended December 31
	2018	2017	2016
Cash flows provided by (used in) operating activities
Net income (loss)	$21,782	$25,807	$(596)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
- Gain on disposal of subsidiary	—	—	(2,338)
- Share-based compensation	445	119	293
- Equity in earnings of subsidiaries	(36,612)	(29,929)	(2,118)
Changes in:
- Amount due from subsidiaries	(7,624)	(602)	(171)
- Prepaid expenses and other receivables	(861)	(73)	(335)
- Dividend receivables	18,085	—	—
- Amount due to subsidiaries	2,602	3,426	5,042
- Accrued expenses and other payables	(276)	887	390
Net cash provided by (used in) operating activities	(2,459)	(365)	167
Cash flows provided by financing activities
- Proceeds from issuance of common stock, net of share issuance costs	85,304	1,264	315
- Proceeds from shares subscribed	64	428	—
Net cash provided by financing activities	85,368	1,692	315
Increase in cash and cash equivalents	82,909	1,327	482
Cash and cash equivalents, beginning of year	2,140	813	331
Cash and cash equivalents, end of year	$85,049	$2,140	$813

(a) Basis of presentation

The condensed financial information has been prepared using the same accounting policies as set out in the accompanying consolidated financial statements except that the Company used the equity method to account for investment in its subsidiaries.

The Company records its investment in its subsidiaries under the equity method of accounting. Such investment is presented on the balance sheets as “Investment in subsidiaries” and share of their income (loss) as “Equity earnings (losses) of subsidiaries” in the statements of comprehensive income (loss).

Each of the Company’s PRC subsidiaries has restrictions on its ability to pay dividends to the Company under PRC laws and regulations (Note 19). The subsidiaries did not pay any dividends to the Company for the years presented.

Certain information and footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted by reference to the consolidated financial statements.

(b) Commitments

The Company does not have any significant commitments or long-term obligations as of any of the periods presented, except for those disclosed in the consolidated financial statements (notes 16 and 22).